UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 27	☒

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 29	☒

SPARROW FUNDS – File Nos. 333-59877 and 811-08897

(Exact Name of Registrant as Specified In Charter)

211 North Broadway

Suite 2080

St. Louis, Missouri 63102

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (314) 725-6161

Gerald R. Sparrow

President

211 North Broadway

Suite 2080

St. Louis, Missouri 63102

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:   ☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, State of Ohio, on the 21st day of January, 2015.

Sparrow Funds

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser, Attorney-in-Fact

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 21, 2015.

Gerald R. Sparrow*

Trustee, President (Principal Executive Officer), and Treasurer (Principal Financial Officer/Principal Accounting Officer)

Richard Priest*

Trustee

Donald D. Woodruff*

Trustee

By:/s/ JoAnn M. Strasser

*JoAnn M. Strasser, Attorney-in-Fact

Exhibit Index

Index No Description of Exhibit

1. EX-101.INS XBRL Instance Document

2. EX-101.SCH XBRL Taxonomy Extension Schema Document

3. EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

4. EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

5. EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

6. EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase